Note 8 - Convertible Notes (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended											16 Months Ended	208 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	2 Months Ended	6 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended					2 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	8 Months Ended	0 Months Ended
	Jun. 11, 2013	May 09, 2013	Nov. 03, 2005	Nov. 20, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2013	Mar. 02, 2013	Aug. 28, 2013	Apr. 26, 2013	Feb. 22, 2011	May 05, 2014	Jul. 29, 2014	Sep. 30, 2014	Feb. 28, 2014	Jun. 30, 2014	Aug. 15, 2013	Dec. 10, 2013	Aug. 15, 2013	Jun. 19, 2014	May 15, 2014	Mar. 17, 2014	Oct. 09, 2013	Sep. 03, 2013	Apr. 25, 2013	Dec. 24, 2013	Nov. 27, 2013	Oct. 31, 2013	Mar. 19, 2013	Dec. 24, 2013	Dec. 10, 2013	Oct. 21, 2013	Feb. 28, 2013	Jan. 03, 2013	Dec. 31, 2013	Jan. 03, 2012
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Unamortized Discount								$ 0	$ 42,534											$ 0																												$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature						390,305	130,117	170,639	237,774	94,624
Interest on Convertible Debt, Net of Tax						(160,402)	(2,838)	(200,404)	(182,733)											(596,878)
Debt Conversion, Converted Instrument, Amount						401,970			1,420,446
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								13,753,045	13,669,072
Repayments of Notes Payable							51,530
Stock Issued During Period, Value, New Issues			625,066						516,111
Debt Issuance Cost		160,000
Share Price (in Dollars per share)								$ 0.02												$ 0.02																												$ 0.02
Percentage of Average Daily Volume									75.00%
Amortization of Debt Discount (Premium)						395,119	413,851	571,639	1,428,978											2,432,857
Stock Issued During Period, Shares, New Issues (in Shares)	250,000							100,000
Debt Instrument, Multiplier to Calculate Conversion Price																																																	95.00%
Stock Issued During Period, Value, Conversion of Convertible Securities								366,999	2,318,772	962,296	530,756	306,741	133,030	18,750	69,201	102,803	7,500	55,000	129,000
Gains (Losses) on Extinguishment of Debt					(4,082)		(43,345)	(34,202)	13,202											(173,914)
Proceeds from Issuance of Debt						247,400	472,500	762,602	1,450,501											3,738,603
Fair Value Assumptions, Risk Free Interest Rate						0.11%		0.13%
Modification Expense						11,716
Fair Value Adjustment of Warrants				21,745
Chief Operating Officer [Member] | Individual Convertible Notes [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable								75,000												75,000																												75,000
Debt Instrument, Unamortized Discount								0	42,534											0																												0
Chief Operating Officer [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable								75,000												75,000																												75,000
Warrant 0.25 [Member] | Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								140,000												140,000																		200,000										140,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.25												$ 0.25																		$ 0.25										$ 0.25
Warrant 0.25 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									3,826,005
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.125					$ 0.25
Warrant .50 [Member] | Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								70,000												70,000																		100,000										70,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.50												$ 0.50																		$ 0.50										$ 0.50
Warrant .50 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									1,913,003
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.25					$ 0.50
Warrants, Related to Individual Convertible Notes [Member] | Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Warrants and Rights Outstanding																																						3,526
Warrants, Related to Individual Convertible Notes [Member] | Minimum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate									155.60%
Fair Value Assumptions, Expected Term									109 days
Warrants, Related to Individual Convertible Notes [Member] | Maximum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate									218.64%
Fair Value Assumptions, Expected Term									1 year
Warrants, Related to Individual Convertible Notes [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					2,859,008
Proceeds From Issuance of Debt Allocated to Warrants									347,097
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 589,416
Fair Value Assumptions, Risk Free Interest Rate									3.90%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)									$ 0
Modification Expense																					148,127	40,501
September 3, 2013 Note [Member] | Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Unamortized Discount								23,398												23,398									5,658																			23,398
October 21 and December 19 Notes [Member] | Asher Note 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Unamortized Discount								94,486												94,486																												94,486
October 31, November 27 and December 24 Notes [Member] | Carebourn Note 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Unamortized Discount								45,264												45,264																												45,264
Convertible Debt [Member] | Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																				12.00%
Stock Issued as Collateral [Member] | TCA Debentures [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Stock Issued During Period, Value, New Issues																							9,375
Stock Issued During Period, Shares, New Issues (in Shares)																							9,375,000
Stock Issued as Collateral [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								9,375,000
Related to Conversion Feature [Member] | Individual Convertible Notes [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Interest Expense, Debt									182,733
JMJ Note [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable						191,663		191,663												191,663				1,050,000			191,663																					191,663
Debt Instrument, Interest Rate, Stated Percentage																								8.00%					8.00%
Percentage Of Common Stock Closing Price																								70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																								$ 0.015
Debt Instrument, Unamortized Discount						0		11,229	106,691											11,229				450,000			0																					11,229
Interest Expense, Debt						11,229	75,970	95,462	80,000
Debt Conversion, Converted Instrument, Amount									15,498
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									180,000
KBM Note [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																									$ 0.00005
Debt Instrument, Unamortized Discount						15,107																					15,107
Proceeds from Notes Payable																									38,900
Debt Instrument, Convertible, Beneficial Conversion Feature																									32,046
Interest on Convertible Debt, Net of Tax						16,939
Convertible Debt						38,900																					38,900
KBM Note II [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%		8.00%												8.00%							8.00%																					8.00%
Percentage Of Common Stock Closing Price																										53.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																										$ 0.00005
Debt Instrument, Unamortized Discount						23,538																					23,538
Proceeds from Notes Payable																											30,500
Debt Instrument, Convertible, Beneficial Conversion Feature																										61,443
Interest on Convertible Debt, Net of Tax						6,962
Convertible Debt						30,500																					30,500
Asher Note 2014 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																												$ 0.00005
Debt Instrument, Unamortized Discount																													6,523
Proceeds from Notes Payable																												53,000
Debt Instrument, Convertible, Beneficial Conversion Feature																												72,298
Interest on Convertible Debt, Net of Tax																												19,298	140,963
Convertible Debt																													28,000
Asher Note 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																														$ 0.00009	$ 0.00005	$ 0.00009												$ 0.00005	$ 0.00005	$ 0.00009
Proceeds from Notes Payable																														35,000
Debt Instrument, Convertible, Beneficial Conversion Feature																															266,925	42,500
Interest on Convertible Debt, Net of Tax								30,514																							141,925
Debt Conversion, Converted Instrument, Amount								42,500																					150,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								4,857,358																					27,552,189
Carebourn Note 2014 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																			$ 0.00009
Debt Instrument, Unamortized Discount																													39,426
Debt Instrument, Convertible, Beneficial Conversion Feature																																			165,785
Interest on Convertible Debt, Net of Tax																													100,838						70,785
Convertible Debt																													82,350
Debt Conversion, Converted Instrument, Amount																													60,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																													11,483,817
Proceeds from Convertible Debt																																	52,500	27,500	15,000
2013 TCA Purchase Agreement [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																							250,000
Debt Instrument, Interest Rate, Stated Percentage																							12.00%
Debt Instrument, Unamortized Discount								53,859												53,859			17,500																									53,859
Interest Expense, Debt								11,781
Debt Instrument, Convertible, Beneficial Conversion Feature																							218,053
Common Stock Purchase Agreement, Amount to be Purchased																							2,000,000
Fair Value Inputs, Discount Rate																							7.00%
Repayments of Notes Payable								77,656
Debt Instrument Convertible Price Percentage of Weighted Average Price of Common Stock																							85.00%
TCA Debentures [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																							250,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		2,000,000
Facility Fee Satisfied		100,000
Leak Out Provision Threshold Amount		100,000
Increase (Decrease) in Other Accrued Liabilities								60,000
Share Price (in Dollars per share)								$ 0.02												$ 0.02																												$ 0.02
Individual Convertible Notes 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																																					35,000	50,000
Debt Instrument, Interest Rate, Stated Percentage																																					8.00%
Debt Instrument, Unamortized Discount								19,424												19,424									19,425																			19,424
Interest Expense, Debt								11,602																					17,740								2,837
Debt Instrument, Convertible, Beneficial Conversion Feature																																				35,709	37,837
Interest on Convertible Debt, Net of Tax								16,285
Debt Conversion, Converted Instrument, Amount																													140,862
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																													9,647,529									1,000,000
Proceeds from Convertible Debt																																				140,862
Warrants and Rights Outstanding								2,588												2,588																												2,588
Threshold for Convertible Notes Beneficial Ownership																																				4.99%
Individual Convertible Notes [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									8.00%																										8.00%
Debt Instrument, Unamortized Discount						2,836		0	55,952											0							2,836																					0
Interest Expense, Debt								42,534	885,418
Debt Instrument, Convertible, Beneficial Conversion Feature									777,766																										69,376
Interest on Convertible Debt, Net of Tax						27,164																													39,376
Debt Conversion, Converted Instrument, Amount								25,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						4,705,351		353,727
Proceeds from Convertible Debt																																			15,000
Percentage of Average Daily Volume																																			55.00%
Proceeds from Issuance of Debt									956,501
Carebourn Note 2013 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																										$ 0.00009
Debt Instrument, Convertible, Beneficial Conversion Feature																																										49,091	115,642
Interest on Convertible Debt, Net of Tax								14,736																																			55,642
Debt Conversion, Converted Instrument, Amount						20,000		60,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								3,779,454
Proceeds from Convertible Debt																																							17,500	10,000	32,500	60,000
Amortization of Debt Discount (Premium)																																										49,091
Asher Notes 2012 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Proceeds from Notes Payable																																												47,500	42,500	42,500
Interest on Convertible Debt, Net of Tax								66,930
Debt Conversion, Converted Instrument, Amount								92,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								2,726,118
TCA Note [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																																																	225,000
Debt Instrument, Interest Rate, Stated Percentage																																																	12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature									174,448
Debt Conversion, Converted Instrument, Amount																																															27,840
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		1,750,000						1,111,825																																							300,000
Leak Out Provision Threshold Amount		80,000
Increase (Decrease) in Other Accrued Liabilities																																																29,642
Share Price (in Dollars per share)								$ 0.02												$ 0.02																												$ 0.02
Stock Issued During Period, Value, Conversion of Convertible Securities		140,000
Debt Conversion, Original Debt, Amount		106,987
Gains (Losses) on Extinguishment of Debt		(33,013)
Carebourn Note 2014 [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Percentage Of Common Stock Closing Price																																	55.00%
2013 TCA Purchase Agreement [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																							12.00%
Minimum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate									0.11%
Fair Value Assumptions, Expected Volatility Rate						290.00%		256.00%	130.00%
Fair Value Assumptions, Expected Term						3 days		25 days	3 days
Maximum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate									0.16%
Fair Value Assumptions, Expected Volatility Rate						309.00%		394.00%	219.00%
Fair Value Assumptions, Expected Term						211 days		255 days	2 years 36 days
TCA Global Credit Master Fund, LP [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Common Stock Purchase Agreement, Amount to be Purchased																																																	2,000,000
Facility Fee Satisfied									51,924
Facility Fee Payable																																																	100,000
Stock Issued During Period, Shares, New Issues (in Shares)									559,268
TCA Global Credit Master Fund, LP [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Unsold Shares (in Shares)								2,000,000												2,000,000																												2,000,000
Sale of Stock Third Party, Number of Shares Issued in Transaction (in Shares)																																																638,175
Sale of Stock Third Party Consideration Received on Transaction																																																28,122
TCA Debentures [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Increase (Decrease) in Other Accrued Liabilities								$ 60,000